License Agreements, Research Collaborations and Development Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
License Agreements Research Collaborations And Development Agreements [Abstract]
License Agreements, Research Collaborations and Development Agreements

Note 11 – License agreements, research collaborations and development agreements

In 2018, the Company announced a collaboration with the New York State Department of Health (“DOH”) and ILÚM Health Solutions, LLC (“ILÚM”), a wholly-owned subsidiary of Merck’s Healthcare Services and Solutions division, to develop a state-of-the-art research program to detect, track, and manage antimicrobial-resistant infections at healthcare institutions statewide. The Company is working together with DOH’s Wadsworth Center and ILÚM to develop an infectious disease digital health and precision medicine platform that connects healthcare institutions to DOH and uses genomic microbiology for statewide surveillance and control of antimicrobial resistance. As part of the collaboration, the Company will receive $1.6 million over the 12 month demonstration portion of the project. The demonstration project began in early 2019. During the three and six months ended June 30, 2019, the Company recognized $500,000 and $1.0 million of revenue related to the contract, respectively.

The Company is a party to one license agreement to acquire certain patent rights and technologies related to its FISH product line. Royalties are incurred upon the sale of a product or service which utilizes the licensed technology. The Company recognized net royalty expense of $62,500 for each of the three months ended June 30, 2019 and 2018. The Company recognized net royalty expense of $125,000 for each of the six months ended June 30, 2019 and 2018. Annual future minimum royalty fees are $250,000 under this agreement.

Note 10 - License Agreements, Research Collaborations and Development Agreements

The Company is a party to one license agreement to acquire certain patent rights and technologies related to its FISH product line. Royalties are incurred upon the sale of a product or service which utilizes the licensed technology. Certain of the agreements require the Company to pay minimum royalties or license maintenance fees. The Company recognized net royalty expense of $250,000 and $257,186 for the years ended December 31, 2018 and 2017, respectively. Annual future minimum royalty fees are $250,000 under these agreements.

In September 2017, the Company was awarded a contract from the Centers for Disease Control and Prevention (“CDC”) to develop smartphone-based clinical decision support solutions for antimicrobial stewardship, or AMS, and infection control in low- and middle-income countries. The one-year $860,000 award began September 30, 2017 and funds development and evaluation of cloud-based mobile software. The Company worked with subcontractors Ilúm, LLC, an affiliate of Merck, and Universidad El Bosque (“UEB”) of Bogota, Colombia under this CDC contract. During the years ended December 31, 2018 and 2017, the Company recognized $503,881 and $357,178 of revenue related to the contract, respectively.

In June 2016, the Company entered into a license agreement with Hitachi, pursuant to which it resolved various matters with respect to previously delivered milestones under the technology development agreement and provided a development license and commercial products license to certain technology.  The license agreement contains non-contingent multiple elements (the licenses) that the Company determined did not have stand alone value, and a contingent substantive milestone.  The licenses are treated as a single unit of accounting and the Company will recognize the revenue associated with that unit of accounting over the applicable license period. During the years ended December 31, 2018 and 2017, the Company recognized $12,397 and $25,000 of revenue related to the license agreement, respectively.